Annual Fund Operating Expenses - Class ACIS [Member] - DWS Large Cap Focus Growth Fund	Nov. 25, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	1.05%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.80%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.80%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.80%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.30%, 0.31%, 0.29% and 0.26% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.